Premises And Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Property Plant And Equipment [Abstract]
Details of premises and equipment
(1)	Details of premises and equipment as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Premises and equipment (owned)	1,709,712	719,738	265,064	61,369	37,194	—	2,793,077
Right-of-use asset	—	362,702	20,980	—	—	—	383,682
Carrying value	1,709,712	1,082,440	286,044	61,369	37,194	—	3,176,759

	December 31, 2024
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Premises and equipment (owned)	1,662,448	683,221	305,581	71,952	68,440	—	2,791,642
Right-of-use asset	—	557,049	21,894	—	—	—	578,943
Carrying value	1,662,448	1,240,270	327,475	71,952	68,440	—	3,370,585

Details of premises and equipment owned
(2)	Details of premises and equipment (owned) as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,710,372	1,098,682	1,229,740	486,763	37,194	20	4,562,771
Accumulated depreciation	—	(378,944)	(964,676)	(425,394)	—	(20)	(1,769,034)
Accumulated impairment losses	(660)	—	—	—	—	—	(660)

Net carrying value	1,709,712	719,738	265,064	61,369	37,194	—	2,793,077

	December 31, 2024
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Acquisition cost	1,663,108	1,087,536	1,305,020	505,417	68,440	20	4,629,541
Accumulated depreciation	—	(404,315)	(999,439)	(433,465)	—	(20)	(1,837,239)
Accumulated impairment losses	(660)	—	—	—	—	—	(660)

Net carrying value	1,662,448	683,221	305,581	71,952	68,440	—	2,791,642

Changes in premises and equipment owned
(3)	Details of changes in premises and equipment (owned) are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,719,325	756,964	258,361	51,354	3,171	1	2,789,176
Acquisitions	24	14,524	98,620	28,178	31,810	—	173,156
Disposals	(20,024)	(788)	(1,003)	(656)	—	—	(22,471)
Depreciation	—	(32,290)	(97,600)	(21,185)	—	(1)	(151,076)
Classification of assets held for sale	(6,405)	(6,704)	—	—	—	—	(13,109)
Transfer	(3,040)	(4,113)	—	—	—	—	(7,153)
Foreign currencies translation adjustments	(855)	(428)	392	549	225	—	(117)
Business combination	5,917	3,523	2,586	—	—	—	12,026
Others	415	(12)	(78)	112	(3,022)	—	(2,585)

Ending balance	1,695,357	730,676	261,278	58,352	32,184	—	2,777,847

	For the year ended December 31, 2023
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,695,357	730,676	261,278	58,352	32,184	—	2,777,847
Acquisitions	43	18,107	112,908	24,874	8,790	—	164,722
Disposals	(367)	(530)	(13,630)	(1,017)	(3,600)	—	(19,144)
Depreciation	—	(33,318)	(96,684)	(21,062)	—	—	(151,064)
Classification of assets held for sale	(936)	(1,568)	—	—	—	—	(2,504)
Transfer	5,445	(3,347)	—	—	—	—	2,098
Foreign currencies translation adjustments	638	322	296	186	(68)	—	1,374
Business combination	9,530	9,530	318	—	—	—	19,378
Others	2	(134)	578	36	(112)	—	370

Ending balance	1,709,712	719,738	265,064	61,369	37,194	—	2,793,077

	For the year ended December 31, 2024
	Land	Building	Equipment and vehicles	Leasehold improvement	Construction in progress	Structures	Total
Beginning balance	1,709,712	719,738	265,064	61,369	37,194	—	2,793,077
Acquisitions	215	27,919	125,793	29,714	38,215	—	221,856
Disposals	(7,602)	—	(2,358)	(1,556)	—	—	(11,516)
Depreciation	—	(33,905)	(99,634)	(22,304)	—	—	(155,843)
Classification of assets held for sale	(26,007)	(12,416)	—	—	—	—	(38,423)
Transfer	(22,991)	(19,353)	6,440	853	(7,293)	—	(42,344)
Foreign currencies translation adjustments	1,876	726	4,409	3,061	333	—	10,405
Business combination	—	—	1,283	—	—	—	1,283
Others	7,245	512	4,584	815	(9)	—	13,147

Ending balance	1,662,448	683,221	305,581	71,952	68,440	—	2,791,642

Details of right-of-use assets
(4)	Details of right-of-use assets as of December 31, 2023 and 2024 are as follows (Unit: Korean Won in millions):

	December 31, 2023
	Building	Equipment and vehicles	Total
Acquisition cost	735,396	40,389	775,785
Accumulated depreciation	(372,694)	(19,409)	(392,103)

Net carrying value	362,702	20,980	383,682

	December 31, 2024
	Building	Equipment and vehicles	Total
Acquisition cost	1,031,511	39,113	1,070,624
Accumulated depreciation	(474,462)	(17,219)	(491,681)

Net carrying value	557,049	21,894	578,943

Changes in right-of-use assets
(5)	Details of changes in right-of-use assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2022
	Building	Equipment and vehicles	Total
Beginning balance	367,480	18,064	385,544
New contracts	225,396	9,819	235,215
Changes in contract	3,514	(26)	3,488
Termination	(43,597)	(870)	(44,467)
Depreciation	(211,175)	(11,406)	(222,581)
Business combination	819	—	819
Others	7,057	8	7,065

Ending balance	349,494	15,589	365,083

	For the year ended December 31, 2023
	Building	Equipment and vehicles	Total
Beginning balance	349,494	15,589	365,083
New contracts	192,111	18,699	210,810
Changes in contract	25,570	138	25,708
Termination	(15,340)	(1,647)	(16,987)
Depreciation	(201,232)	(12,133)	(213,365)
Business combination	675	271	946
Others	11,424	63	11,487

Ending balance	362,702	20,980	383,682

	For the year ended December 31, 2024
	Building	Equipment and vehicles	Total
Beginning balance	362,702	20,980	383,682
New contracts	353,531	12,809	366,340
Changes in contract	80,622	78	80,700
Termination	(17,579)	(1,535)	(19,114)
Depreciation	(230,345)	(12,962)	(243,307)
Business combination	1,129	73	1,202
Others	6,989	2,451	9,440

Ending balance	557,049	21,894	578,943